Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Maturity Analysis of Future Minimum Lease Payments	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Maturity Analysis of Future Minimum Lease Payments [Abstract]
2025	$ 3,106,080	$ 396,898
2026	2,426,625	310,076
Total minimum lease payments	5,532,705	706,974
Less: interest component	(308,009)	(39,358)
Present value of minimum lease payments	$ 5,224,696	$ 667,616	$ 7,680,641